Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Goodwill
Balance as at beginning of year	$ 7,599	$ 8,397
Additions	12
Disposals		(243)
Impairment	(122)	(571)
Balances reclassified to assets held for sale	(55)
Other adjustments	(41)	16
Balance as at end of year	7,393	7,599
Computer software
Intangible assets other than goodwill
Balance as at beginning of year	1,840	2,430
Additions	1,101	740
Impairment	(110)	(485)
Amortisation	(545)	(755)
Other adjustments	(22)	(90)
Balance as at end of year	2,264	1,840
Parent Entity
Goodwill
Balance as at beginning of year	6,241	6,728
Additions	12
Impairment		(487)
Balance as at end of year	6,253	6,241
Parent Entity | Computer software
Intangible assets other than goodwill
Balance as at beginning of year	1,653	2,266
Additions	940	638
Impairment	(99)	(475)
Amortisation	(502)	(696)
Other adjustments		(80)
Balance as at end of year	$ 1,992	$ 1,653